Document and Entity Information	Aug. 18, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 18, 2021
Entity Registrant Name	CrossAmerica Partners LP
Entity Central Index Key	0001538849
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35711
Entity Tax Identification Number	45-4165414
Entity Address, Address Line One	645 Hamilton Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101
City Area Code	610
Local Phone Number	625-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	CAPL
Security Exchange Name	NYSE
Amendment Description	This Current Report on Form 8-K/A (“Amendment”) amends and supplements the Current Report on Form 8-K filed by CrossAmerica Partners LP (the “Partnership”) with the Securities and Exchange Commission on August 24, 2021 (the “Original Filing”) in connection with the Partnership’s acquisition of certain assets related to the ownership and operations of 106 company operated sites (90 fee; 16 leased) located in the Mid-Atlantic and Northeast regions of the U.S. (the “Assets”) for an aggregate purchase price of $263.0 million, subject to adjustment in accordance with the terms of the Asset Purchase Agreement. The assets are being sold by 7-Eleven as part of a divestiture process in connection with its previously announced acquisition of the Speedway business from Marathon Petroleum Corporation. Pursuant to the instructions on Item 9.01 of Form 8-K, the Original Filing is amended and supplemented by this Amendment to provide the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K. No other amendments to the Original Filing are being made by this Amendment.